CONDENSED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
CONDENSED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE LOSS
NET REVENUES	$ 20,899	$ 1,563	$ 21,955	$ 3,300
COST OF REVENUES	14,188	425	15,903	842
GROSS PROFIT	6,711	1,138	6,052	2,458
RESEARCH AND DEVELOPMENT EXPENSES, net	3,214	6,972	5,979	12,344
SELLING, MARKETING AND BUSINESS DEVELOPMENT EXPENSES	9,964	4,147	18,970	7,283
GENERAL AND ADMINISTRATIVE EXPENSES	6,033	2,399	10,619	4,424
OPERATING LOSS	12,500	12,380	29,516	21,593
FINANCIAL INCOME	108	1,546	322	948
FINANCIAL EXPENSES	3,655	74	4,010	133
FINANCIAL EXPENSES (INCOME), net	3,547	(1,472)	3,688	(815)
LOSS AND COMPREHENSIVE LOSS FOR THE PERIOD	$ 16,047	$ 10,908	$ 33,204	$ 20,778
LOSS PER ORDINARY SHARE (U.S. dollars):
LOSS PER ORDINARY SHARE, basic and diluted (U.S. dollars):	$ 0.04	$ 0.04	$ 0.09	$ 0.07
WEIGHTED AVERAGE OF ORDINARY SHARES (in thousands)	357,668	283,687	355,168	283,687